Stock-Based Compensation (Detail 2)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		64.00%	67.00%	75.00%
Risk free rate		1.48%	1.41%	1.77%
Dividend yield		0.00%	0.00%	0.00%
Expected term (in years)		6 years 22 days	5 years 6 months 25 days	5 years 9 months 11 days